Consolidated Statement Of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities
Net income	$ 190,586	$ 249,949	$ 120,483
Add (deduct) adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization and accretion	755,649	744,247	745,795
Bad debts expense	83,098	115,989	83,004
Stock-based compensation expense	35,128	32,486	22,693
Deferred income taxes, net	76,391	36,014	(429,547)
Gain on investments and financial instruments, net			(31,595)
Equity in earnings of unconsolidated entities	(98,074)	(90,732)	(89,812)
Distributions from unconsolidated entities	100,845	91,587	92,335
Loss on impairment of intangible assets		14,000	414,376
(Gain) loss on asset disposals, net	11,763	18,758	18,331
Noncash interest expense	9,733	4,412	10,125
Excess tax benefit from stock awards	(117)	(25)	(1,966)
Other operating activities	500	(46)	(1,831)
Changes in assets and liabilities
Accounts receivable	(79,182)	(115,087)	(80,405)
Inventory	40,657	(34,566)	(17,123)
Accounts payable	(4,016)	29,646	6,804
Customer deposits and deferred revenues	6,478	(8,763)	6,777
Accrued taxes	(95,284)	61,630	(3,023)
Accrued interest	(7,680)	(2,009)	(4,221)
Other assets and liabilities	95,470	(44,896)	(12,308)
Cash flows from operating activities	1,121,945	1,102,594	848,892
Cash flows from investing activities
Additions to property, plant and equipment	(755,032)	(671,165)	(734,923)
Cash paid for acquisitions and licenses	(81,691)	(29,276)	(389,189)
Cash received from divestitures		50	6,838
Proceeds from disposition of investments			259,017
Cash paid to settle derivative liabilities			(17,404)
Cash paid for investments	(493,750)	(109,230)	(27,446)
Cash received from investments	106,255	23,660
Other investing activities	370	4,515	355
Cash flows from investing activities	(1,223,848)	(781,446)	(902,752)
Cash flows from financing activities
Borrowings from revolving credit facilities			100,000
Repayment of revolving credit facilities			(100,000)
Issuance of long-term debt	225,648
Repayment of long-term debt	(220,249)	(143,078)	(9,448)
Settlement of variable prepaid forward contracts			(47,357)
TDS Common Shares and Special Common Shares reissued for benefit plans, net of tax payments	309	819	1,409
U.S. Cellular Common Shares reissued for benefit plans, net of tax payments	509	(82)	(2,288)
Excess tax benefit from stock awards	117	25	1,966
Repurchase of TDS Common and Special Common Shares	(68,053)	(178,536)	(197,672)
Repurchase of U.S. Cellular Common Shares	(52,827)	(33,585)	(28,366)
Dividends paid	(47,202)	(46,798)	(47,320)
Payment of debt issuance costs	(12,533)	(10,079)
Distributions to noncontrolling interests	(19,630)	(17,533)	(16,769)
Payments to acquire additional interest in subsidiaries	(9,248)	(285)
Other financing activities	2,204	1,667	2,568
Cash flows from financing activities	(200,955)	(427,465)	(343,277)
Net decrease in cash and cash equivalents	(302,858)	(106,317)	(397,137)
Cash and cash equivalents
Beginning of period	670,992	777,309	1,174,446
End of period	$ 368,134	$ 670,992	$ 777,309